Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Other Payables and Accrued Liabilities [Abstract]
Advance from customers	¥ 45,411	¥ 35,546
Accrued payroll	11,065	10,828
VAT payable	3,490	4,759
Other payables	29,384	12,818
Total	¥ 89,350	¥ 63,951